Related parties - Summary of loans and advances to key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [table]
Amount outstanding 31 December	€ 2,392	€ 350
Repayments	40
Management Board Banking [member]
Disclosure of key management personnel compensation [table]
Amount outstanding 31 December	€ 2,392	€ 350
Weighted average interest rate	1.70%	2.60%
Repayments	€ 40